Net Investment Income (Details) - Schedule of net investment income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net investment income [Abstract]
Interest income	$ 12,169	$ 10,866	$ 9,698
Dividends from equities at FVTOCI	128	721	343
Dividends from equities at FVTPL	562	391	701
Realized gains and losses on investments
Realized loss on sale of bonds at FVTOCI	(411)	(629)	(764)
Realized gain on sale of FVTPL equities and mutual funds	1,599	947	2,049
Unrealized gains and losses on investments
Unrealized (loss) gain on revaluation of financial assets at FVTPL	(241)	1,591	(949)
Gains and losses from investments in properties
Realized (loss) gain on sale of investment properties	(213)	679
Fair value (loss) gain on investment properties (note 12)	(2,007)	(304)	94
Rental income	190	203	607
Impairment and expected credit losses on investments
Expected credit loss on financial assets at FVOCI	(135)	23	(30)
Expected credit loss on financial assets at amortized cost	(129)	13	6
Investments custodian fees and other investments expenses	(1,545)	(1,127)	(1,445)
Net Investment income	$ 9,967	$ 13,374	$ 10,310